Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2021 and 2020:

	As of March 31,
	2021	2020
Machinery	$750,333	$638,660
Vehicles	197,304	182,563
Electric equipment	158,745	144,436
Office equipment	80,836	74,797
Leasehold improvement	1,703,356	1,559,152
Total property plant and equipment, at cost	2,890,574	2,599,608
Less: accumulated depreciation	(1,457,095)	(1,025,006)
Total property, plant and equipment, net	$1,433,479	$1,574,602

Depreciation expense were $337,402 and $323,852 for year ended March 31, 2021 and 2020, respectively.